MANAGEMENT'S REPRESENTATION	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Management's Representation

NOTE 1 — MANAGEMENT'S REPRESENTATION

The accompanying condensed consolidated financial statements of Pura Naturals, Inc. (the "Company," "Pura," "we," or "our"), were prepared in accordance with accounting principles generally accepted in the United States, or "US GAAP". In the opinion of the Company's management, the unaudited condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements ("CFS") in the Annual Report on Form 10-K/A ("Form 10-K/A") for the year ended December 31, 2017, and include all normal recurring adjustments necessary for the fair presentation of the Company's statement of financial position as of June 30, 2018, and its results of operations for the three and six months ended June 30, 2018 and 2017 and cash flows for the six months ended June 30, 2018 and 2017. The condensed consolidated balance sheet as of December 31, 2017 was derived from the December 31, 2017 audited financial statements. The interim financial information for the six months ended June 30, 2018 is not necessarily indicative of the results to be expected for any other interim period or for the entire year ending December 31, 2018.

We suggest these condensed CFS be read in conjunction with the audited CFS and notes thereto for the year ended December 31, 2017 included in the Company's Form 10-K/A. The report of the Company's independent registered public accounting firm on the CFS included in Form 10-K/A contains a qualification regarding the substantial doubt about the Company's ability to continue as a going concern.